DERIVATIVES AND HEDGING (Details 4) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in net unrealized gains (losses)	¥ (112)	¥ (192)	¥ 2
Gains (losses) recognized in income, reclassified from accumulated other comprehensive income into income (effective portion)	(254)	(291)	(127)
Cash Flow Hedging | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in net unrealized gains (losses)	3	64	23
Cash Flow Hedging | Foreign currency forward contracts | Net sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income, reclassified from accumulated other comprehensive income into income (effective portion)	660	29	97
Cash Flow Hedging | Foreign currency forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income, reclassified from accumulated other comprehensive income into income (effective portion)	(854)	(292)	(248)
Cash Flow Hedging | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)	13	(5)	(21)
Cash Flow Hedging | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in net unrealized gains (losses)	(115)	(256)	(21)
Cash Flow Hedging | Interest rate swaps | Interest expense.
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income, reclassified from accumulated other comprehensive income into income (effective portion)			24
Cash Flow Hedging | Interest rate swaps | Other Income Expense Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income, reclassified from accumulated other comprehensive income into income (effective portion)	(60)	(28)
Not Designated as Hedging Instrument | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ 3,099	¥ 6,189	¥ (3,630)